RESEARCH AND DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Research and Development [Abstract]
Summary of research and development	Research and development costs are as follows:

(in millions)	2017	2016	2015
Product related research and development	$328	$385	$306
Quality assurance	33	36	28
Research and development	$361	$421	$334